SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Property and Equipment, net (Details)	12 Months Ended
Dec. 31, 2021
Laboratory and Production Equipment [Member]
Property and Equipment, Net [Abstract]
Estimated useful life	5 years
Computer Equipment [Member] | Minimum [Member]
Property and Equipment, Net [Abstract]
Estimated useful life	3 years
Computer Equipment [Member] | Maximum [Member]
Property and Equipment, Net [Abstract]
Estimated useful life	5 years
Software [Member]
Property and Equipment, Net [Abstract]
Estimated useful life	3 years
Furniture and Fixtures [Member]
Property and Equipment, Net [Abstract]
Estimated useful life	7 years